Notes Receivable - (Details Narrative) - USD ($)			12 Months Ended
	Jul. 09, 2019	Jul. 09, 2019	Aug. 31, 2020	Nov. 30, 2020	Aug. 23, 2019
Repayment of note receivable			$ 40,000
Split Tee
Notes Receivable	$ 20,000	$ 20,000		$ 0	$ 20,000
Interest rate	10.00%	10.00%
Allowance for doubtful accounts			$ 40,000